COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands, lb in Millions, $ in Millions			1 Months Ended		10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Dec. 19, 2022 USD ($) lb	Mar. 31, 2010	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2022 CAD ($)
Florence Copper [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments					$ 6,150	$ 6,150		$ 9,265
Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments					$ 13,236	$ 13,236		$ 2,795
Capital lease and equipment loans						100.00%
Ownership interest in joint venture	87.50%	75.00%		75.00%	87.50%	87.50%
Remaining portion of ownership interest in joint venture						12.50%
JV partner's portion of capital lease and equipment loans					$ 5,851	$ 5,851
Indemnity percentage of surety bond issued					100.00%	100.00%
Obligations					$ 7,313	$ 7,313
Percentage of equity interests acquired	12.50%
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Conditional initial investment			$ 50				$ 10
Percentage of copper produced			2.67%
Percentage of delivery price equal to the market price of copper delivered			25.00%
Additional equity investment acquired			$ 50
Percentage of equity interests acquired			10.00%
Percentage of right to buy-back of Copper Stream			100.00%
Threshold amount of copper to be deliver for termination of Copper Stream | lb			40
Percentage of copper cathode produced			81.00%
Description of offtake contract			Mitsui's offtake entitlement would also reduce to 30% if the Equity Option is not exercised by its expiry date until the Copper Stream deposit has been reduced to nil.